Fees and Expenses - NVIT Fidelity Institutional AM Worldwide Fund	Dec. 31, 2024
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” is based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)